Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenues from services		$ 2,128,153	$ 639,220	$ 71,568
Revenues from healthcare service packages		55,301
Cost of revenues		(50,774)	(8,080)
Net revenues of services		2,132,680	631,140	71,568
Commissions and fees on financial guarantee services		375,471	8,797
Provision for financial guarantee services		(89,865)	(5,008)
Commission and fee income on guarantee services, net		285,606	3,789
Interest and fees income
Interest and fees on direct loans			1,153	15,035
Interest income on loans due from third parties		2,131,447	34,707
Interest income from factoring business			2,782,332	35,229
Interest income on deposits with banks		348,389	64,636	418
Total interest and fee income		2,479,836	2,882,828	50,682
Interest expense
Interest expenses and fees on secured loans			(2,218,815)	(25,118)
Net interest income		2,479,836	664,013	25,564
Provision for loan losses			(2,244,601)	(2,176,216)
Net interest (loss) income after provision for loan losses		2,479,836	(1,580,588)	(2,150,652)
Operating (loss) income		4,898,122	(945,659)	(2,079,084)
Total operating expenses
Salaries and employee surcharges		(1,116,482)	(512,314)	(572,117)
Other operating expenses		(2,995,098)	(1,385,259)	(1,469,452)
Changes in fair value of warrant liabilities		5,961	530,863	748,346
Total operating expenses		(4,105,619)	(1,366,710)	(1,293,223)
Deconsolidation loss		(1,953,248)
Other income (expense), net		76,406
Total operating expenses		(1,876,842)
Loss before income taxes		(1,084,339)	(2,312,369)	(3,372,307)
Total income tax recovery (expenses)		229,733	(244,741)	(17,635)
Net loss from continuing operations		(854,606)	(2,557,110)	(3,389,942)
Net income (loss) from discontinued operations, net of income tax			26,846,018	(90,736,365)
Net income (loss)		(854,606)	24,288,908	(94,126,307)
Dividend – convertible redeemable Class A preferred share			(686,400)	(686,400)
Net income attributable to noncontrolling interests		(838,048)	(76,108)	(76)
Total comprehensive income (loss) attributable to Roan Holdings Group Co., Ltd.’s shareholders		435,226	27,555,898	(94,842,101)
Net income (loss) attributable to Roan Holding Group Co., Ltd.’s shareholders		(1,692,654)	23,526,400	(94,812,783)
Other comprehensive (loss) income
Foreign currency translation adjustment		3,461,980	1,435,262	(29,318)
Reclassified to net gain from discontinued operations			2,691,969
Total other comprehensive (loss) income		3,461,980	4,127,231	(29,318)
Comprehensive income (loss)		2,607,374	28,416,139	(94,155,625)
Other comprehensive income attributable to noncontrolling interests		(1,334,101)	(97,733)
Dividend – convertible redeemable Class A preferred share			(686,400)	(686,400)
Net income attributable to noncontrolling interests		$ (838,048)	$ (76,108)	$ (76)
Weighted average number of ordinary share outstanding
Basic and Diluted (in Shares)	[1]	25,287,887	25,287,887	24,380,051
Earnings (Loss) per share
Net earnings (loss) per share – Basic and Diluted (in Dollars per share)		$ (0.07)	$ 0.93	$ (3.89)
Net loss per share from continuing operations - Basic and Diluted (in Dollars per share)		(0.07)	(0.13)	(0.17)
Net earnings (loss) per share from discontinued operations - Basic and Diluted (in Dollars per share)			$ 1.06	$ (3.72)

[1]	The Company reported a discontinued operation for the year ended December 31, 2019, it used net loss from continuing operations as the control number to determine whether the warrants, Class A and Class B preferred shares are anti-dilutive. Because the Company incurred a net loss from continuing operations, the number of warrants, Class A preferred shares and Class B preferred shares are excluded from the computation as the anti-dilutive effect.